Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the nine months ended September 30, 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of September 30, 2014:
Options outstanding as of January 1, 2014	115,750	$30.70	6.3
Granted	586,250	$2.20	10.0
Exercised	-	-	-
Cancelled	123,250	$27.13	6.1

Options outstanding as of September 30, 2014	578,750	$2.65	8.7

The following table summarizes the Company’s total option activity for the years ended December 31, 2013 and 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of December 31, 2012:
Options outstanding as of January 1, 2012	110,750	$32.00	8.2
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Options outstanding as of December 31, 2012	110,750	$32.00	7.2

As of December 31, 2013:
Options outstanding as of January 1, 2013	110,750	$32.00	7.2
Granted	5,000	2.00	9.8
Exercised	-	-	-
Expired	-	-	-

Options outstanding as of December 31, 2013	115,750	$30.00	6.3

Summary of Change in the Value of the Warrant Liability

The following summarizes the change in the value of the warrant liability:

Balance at December 31, 2013	$-
Issuance of warrants	-
Change in fair value of warrant liability	13,900,400

Balance at September 30, 2014	$13,900,400

Common Stock Warrants
Summary of Stock Option Activity

The following table summarizes the common stock warrant activity during the nine months ended September 30, 2014:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	274,420	$7.08	4.2
Granted	3,904,362	$2.69	6.7
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	4,178,782	$2.98	6.2

The following table summarizes the common stock warrant activity during the years ended December 31, 2013 and 2012:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2012:
Warrants Outstanding as of January 1, 2012	174,420	$10.00	4.8
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2012	174,420	$10.00	3.8

As of December 31, 2013:
Warrants Outstanding as of January 1, 2013	174,420	$10.00	3.8
Granted	100,000	$2.00	7.0
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2013	274,420	$8.00	4.2

Preferred A Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred A stock warrant activity during the nine months ended September 30, 2014:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	2,231,727	$0.16	3.1

The following table summarizes the preferred stock warrant activity during the years ended December 31, 2013 and 2012:

	Preferred Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2012:
Warrants Outstanding as of January 1, 2012	2,231,727	$0.16	5.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2012	2,231,727	$0.16	4.1

As of December 31, 2013:
Warrants Outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1

Common Class A And B
Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions used in calculating the fair value of the Class A and Class B warrants as of September 30, 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$0.20 - $4.92
Risk Free Rate	2.20%
Dividend Yield	0.00%
Expected Volatility	50.27%
Contractual Term	6.75 years

Preferred D Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred D stock warrant activity during the nine months ended September 30, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	-	-	-
Granted	7,200,000	$0.025	6.8
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	7,200,000	$0.025	6.8

Warrant
Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions used in calculating the fair value of the warrants modified in September 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$10.00
Risk Free Rate	0.61%
Dividend Yield	0.00%
Expected Volatility	37.23%
Contractual Term	1.97 years